UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File Number: 811-23220

Fiera Capital Series Trust

(Exact name of Registrant as specified in charter)

375 Park Avenue, 8th Floor

New York, New York 10152

(Address of principal executive offices) (Zip code)

Corporation Service Company

251 Little Falls Drive

Wilmington, Delaware 19808

(Name and address of agent for service)

Copy to:

Stephen A. McShea

Fiera Capital, Inc.

375 Park Avenue, 8th Floor

New York, New York 10152

George M. Silfen, Esq.

Kramer Levin Naftalis & Frankel LLP

1177 Avenue of the Americas

New York, New York 10036

Registrant's telephone number, including area code: (212) 300-1600

Date of fiscal year end: September 30

Date of reporting period: June 30, 2018

FORM N-Q

Item 1. Schedule of Investments.

Fiera Capital Emerging Markets Fund

SCHEDULE OF INVESTMENTS – As of June 30, 2018

(Unaudited)

Description	Shares or Units	Value
Common Stocks — 85.0%
China — 30.4%
AAC Technologies Holdings, Inc.	3,054,200	$43,016,353
Alibaba Group Holding, Ltd., ADR (1)	367,219	68,130,141
ANTA Sports Products, Ltd.	4,243,000	22,470,767
Baidu, Inc., ADR (1)	51,900	12,611,700
China Medical System Holdings, Ltd.	11,819,000	23,621,128
China Railway Group, Ltd., Class H	30,291,000	22,856,470
China State Construction International Holdings, Ltd.	12,472,091	12,797,024
Ctrip.com International, Ltd., ADR (1)	377,000	17,956,510
Great Wall Motor Co., Ltd., Class H	32,546,500	24,890,257
Luye Pharma Group, Ltd.	19,444,000	19,950,571
Man Wah Holdings, Ltd.	15,899,600	12,483,626
Minth Group, Ltd.	3,602,000	15,219,524
Ping An Insurance Group Co. of China, Ltd., Class H	4,820,000	44,356,582
Sunny Optical Technology Group Co., Ltd.	3,940,132	73,322,534
Tencent Holdings, Ltd.	1,789,400	89,816,677
Zhejiang Expressway Co., Ltd., Class H	15,991,000	14,267,488
		517,767,352
Hong Kong — 8.1%
ASM Pacific Technology, Ltd.	750,000	9,483,022
China Overseas Land & Investment, Ltd.	5,469,000	18,019,482
Galaxy Entertainment Group, Ltd.	6,081,000	47,086,361
MTR Corp., Ltd.	4,197,834	23,221,423
NagaCorp, Ltd.	24,589,063	22,377,627
Shimao Property Holdings, Ltd.	3,635,000	9,544,331
Xinyi Solar Holdings, Ltd.	25,882,000	7,950,395
		137,682,641
India — 14.9%
Bharat Petroleum Corp., Ltd. (2)	2,054,760	11,195,241
CESC, Ltd. (2)	1,352,688	18,006,555
Crompton Greaves Consumer Electricals, Ltd. (2)	3,699,392	12,213,420
HDFC Bank, Ltd., ADR (2)	260,000	27,305,200
Housing Development Finance Corp., Ltd. (2)	603,772	16,814,673
ICICI Bank, Ltd. (2)	2,736,764	11,000,581
ICICI Bank, Ltd., ADR (2)	2,144,775	17,222,543
ICICI Lombard General Insurance Co., Ltd. (2) (3)	915,458	9,309,573
Kotak Mahindra Bank, Ltd. (2)	1,597,940	31,320,930
Larsen & Toubro, Ltd. (2)	985,200	18,335,087
PNB Housing Finance, Ltd. (2) (3)	585,388	9,643,117
SBI Life Insurance Co., Ltd. (2) (3)	885,576	8,716,167
Tata Motors, Ltd., ADR (1) (2)	388,670	7,598,498
Tata Motors, Ltd., Class A (1) (2)	4,387,833	10,160,253
Tech Mahindra, Ltd. (2)	2,637,336	25,230,123
Zee Entertainment Enterprises, Ltd. (2)	2,390,008	18,974,602
		253,046,563
Indonesia — 6.0%
Bank Mandiri Persero	49,158,600	23,498,703
Ciputra Development	204,244,459	14,537,987
Mitra Adiperkasa	325,966,000	20,472,393
MNC Kapital Indonesia (1) (4) (5)	89,799,500	4,840,901
Ramayana Lestari Sentosa	84,763,500	8,813,511
Semen Indonesia Persero	12,352,600	6,141,820
Surya Citra Media	48,970,000	7,039,651
United Tractors	8,072,200	17,800,525
		103,145,491

Malaysia — 4.1%
Gamuda	13,976,800	$11,314,305
Inari Amertron	52,209,018	29,209,650
My EG Services	29,977,900	7,161,449
Padini Holdings	15,238,400	22,520,918
		70,206,322
Philippines — 5.9%
Ayala Land, Inc.	19,016,200	13,504,736
BDO Unibank, Inc.	5,940,860	13,970,636
Bloomberry Resorts Corp.	72,995,300	13,335,910
GT Capital Holdings, Inc.	612,760	10,448,524
Jollibee Foods Corp.	2,658,860	13,103,109
Megaworld Corp.	173,819,826	13,940,110
Security Bank Corp.	3,310,700	12,407,177
Universal Robina Corp.	3,996,020	9,060,166
		99,770,368
South Africa — 0.7%
Naspers, Ltd. N Shares, ADR	225,988	11,326,519

South Korea — 8.6%
Innocean Worldwide, Inc.	231,167	12,320,610
LG Chem, Ltd.	28,850	8,632,997
NAVER Corp.	40,855	27,969,820
Samsung Electronics Co., Ltd.	1,635,750	68,468,136
Samsung Life Insurance Co., Ltd.	148,100	13,075,855
SK Hynix, Inc.	198,817	15,288,126
		145,755,544
Taiwan — 3.5%
Airtac International Group (1)	2,536,488	36,064,993
Elite Material Co., Ltd.	2,468,000	6,459,695
General Interface Solution Holding, Ltd.	1,162,000	7,546,321
Taiwan Semiconductor Manufacturing Co., Ltd.	1,315,000	9,337,865
		59,408,874
Thailand — 1.5%
KCE Electronics PCL	12,825,000	14,710,232
Minor International PCL	9,941,274	9,752,231
Minor International PCL, NVDR	1,096,700	1,075,845
		25,538,308
United States — 1.3%
Cognizant Technology Solutions Corp., Class A	277,500	21,919,725
Total Common Stocks (identified cost $1,201,146,609)		1,445,567,707

Participation Notes — 4.8%
China — 4.8%
Han's Laser Technology Industry Group Co., Ltd., Class A, Issued by UBS AG, Maturity Date 4/9/2019 (6)	814,983	6,543,134
Hangzhou Hikvision Digital Technology Co., Ltd., Class A, Issued by UBS AG, Maturity Date 2/25/2019 (6)	2,414,893	13,534,104
Hangzhou Robam Appliances Co., Ltd., Class A, Issued by UBS AG, Maturity Date 4/25/2019 (6)	1,630,938	7,538,005
Midea Group Co., Ltd., Class A, Issued by UBS AG, Maturity Date 2/25/2019 (6)	2,034,906	16,039,393
Qingdao Haier Co., Ltd., Class A, Issued by UBS AG, Maturity Date 2/25/2019 (6)	6,149,909	16,963,765
SAIC Motor Corp., Ltd., Class A, Issued by Credit Suisse Group AG, Maturity Date 10/22/2019 (6)	452,500	2,319,484
SAIC Motor Corp., Ltd., Class A, Issued by Credit Suisse Group AG, Maturity Date 11/29/2021 (6)	775,000	3,977,390
SAIC Motor Corp., Ltd., Class A, Issued by UBS AG, Maturity Date 2/11/2019 (6)	1,185,353	6,075,640
SAIC Motor Corp., Ltd., Class A, Issued by UBS AG, Maturity Date 3/25/2019 (6)	1,595,045	8,176,052
Total Participation Notes (identified cost $89,257,005)		81,166,967

Warrants — 0.0%
Malaysia — 0.0%
Inari Amertron, Expiration Date 2/17/2020, Strike Price 0.533 MYR (1)	1,676,104	$709,528
Total Warrants (identified cost $0)		709,528

Short-Term Investments — 9.6%
Mutual Funds — 9.6%
Federated Treasury Obligations Fund - Institutional Class, 1.77% (7)	164,207,611	164,207,611
Total Short-Term Investments (identified cost $164,207,611)		164,207,611

Total Investments — 99.4% (identified cost $1,454,611,225)		1,691,651,813
Other Assets less Liabilities — 0.6%		9,826,539
Total Net Assets — 100.0%		$1,701,478,352

(1)	Non-income producing.
(2)	Securities held through a Mauritius Subsidiary.
(3)	144A restricted security. As of June 30, 2018 the total market value of such securities was $27,668,857 and represented 1.63% of the Fund's net assets.
(4)	Level 3 security in accordance with the fair value hierarchy. Security fair valued using methods determined in good faith by the Valuation Committee designated by the Board of Trustees. The total market value of such securities on June 30, 2018 was $4,840,901 and represented 0.28% of the Fund's net assets.
(5)	Denotes a security which has been deemed illiquid by the Valuation Committee. The total market value of such securities on June 30, 2018 was $4,840,901 and represented 0.28% of the Fund's net assets.
(6)	Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to the performance of a particular underlying equity security or market.
(7)	Represents the 7-day effective yield as of June 30, 2018.

ADR — American Depository Receipt

NVDR — Non-Voting Depository Receipt

PLC — Public Limited Company

See Accompanying Notes to the Schedule of Investments

Fiera Capital Emerging Markets Fund

Industry Allocation

As of June 30, 2018

(Unaudited)

Industry	Value	% of Total Net Assets
Advertising	$12,320,610	0.7%
Auto Manufacturers	42,649,008	2.5
Auto Parts & Equipment	15,219,524	0.9
Banks	136,725,770	8.0
Building Materials	6,141,820	0.4
Chemicals	8,632,997	0.5
Commercial Services	14,267,487	0.8
Computers	29,466,046	1.7
Diversified Financial Services	31,298,692	1.8
Electric	18,006,555	1.1
Electronics	64,186,280	3.8
Energy-Alternate Sources	7,950,395	0.5
Engineering & Construction	65,302,887	3.8
Entertainment	13,335,910	0.8
Food	9,060,166	0.5
Healthcare-Products	23,621,128	1.4
Home Furnishings	12,213,420	0.7
Insurance	75,458,176	4.4
Internet	223,646,297	13.1
Investment Companies	10,448,524	0.6
Lodging	69,463,987	4.1
Machinery-Construction & Mining	17,800,525	1.1
Media	37,340,771	2.2
Miscellaneous Manufacturing	109,387,527	6.4
Oil & Gas	11,195,241	0.7
Pharmaceuticals	19,950,571	1.2
Real Estate	69,546,646	4.1
Retail	110,692,401	6.5
Semiconductors	131,786,800	7.8
Software	25,230,123	1.5
Transportation	23,221,423	1.4
Total Common Stocks	1,445,567,707	85.0
Participation Notes	81,166,967	4.8
Warrants	709,528	0.0
Mutual Funds	164,207,611	9.6
Total Investments	1,691,651,813	99.4
Other Assets and Liabilities	9,826,539	0.6
Total Net Assets	$1,701,478,352	100.0%

Fiera Capital Series Trust

Notes to the Schedule of Investments
June 30, 2018 (Unaudited)

Organization - The Fiera Capital Series Trust (the “Trust”) was organized on December 8, 2016, as a statutory trust under the laws of the State of Delaware and is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. As of June 30, 2018, the Trust consisted of four series that commenced operations: Fiera Capital Emerging Markets Fund (the “Emerging Markets Fund”), Fiera Capital Small/Mid-Cap Growth Fund (the “Small/Mid-Cap Growth Fund”), Fiera Capital Global Equity Focused Fund (the “Global Equity Focused Fund”), and Fiera Capital International Equity Fund (the “International Equity Fund”) (each a “Fund” and collectively the “Funds”). Inception dates displayed throughout this report represent the beginning performance measurement date by which the original NAV was used for subscription placement. The commencement of investment operations date began on the business day following the inception date.

Emerging Markets Fund – The investment objective of the Emerging Markets Fund is to achieve long-term capital appreciation. The Fund seeks to achieve its investment objective by investing in a portfolio of emerging market equities. Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities (including, but not limited to, common stocks, participatory notes, preferred stocks and warrants) of companies operating principally in emerging market countries. The Fund considers a company to be operating principally in an emerging market if: (i) its securities are primarily listed on the trading market of an emerging market country; (ii) the company is incorporated or has its principal business activities in an emerging market country; (iii) the company derives 50% or more of its revenues from, or has 50% or more of its assets in, an emerging market country; or (iv) its securities are included in the MSCI Emerging Markets Index. The Fund considers a country to be an emerging market country if: (x) it has been determined by an international organization, such as the World Bank, to have a low to middle income economy; (y) it is not included in the MSCI World Index, which measures the equity market performance of developed markets; or (z) it is represented in the MSCI Emerging Markets Index. The Fund may invest in issuers with market capitalizations of any size. The Fund’s inception date was December 14, 2011. On June 4, 2018 the City National Rochdale Emerging Markets Fund (the “Predecessor Fund”), a series of City National Rochdale Funds, was reorganized into the Emerging Markets Fund. The investment objective, policies, guidelines, and restrictions of the Emerging Markets Fund and the Predecessor Fund are identical in all material respects.

Small/Mid-Cap Growth Fund – The investment objective of the Small/Mid-Cap Growth Fund is to achieve long-term capital growth. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of common stocks of companies believed to be small- and mid-cap growth-oriented companies that are selected for their long-term capital appreciation potential and which the Adviser expects to grow faster than the U.S. economy. The Fund considers an issuer to be a small- or mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized issuers included in the Russell 2500TM Growth Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Fund’s inception date was June 29, 2012.

Global Equity Focused Fund – The investment objective of the Global Equity Focused Fund is to achieve capital appreciation. The Fund seeks to achieve its investment objective by investing in a portfolio of global equities. Under normal market conditions, the Global Equity Focused Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purpose) in equity securities. Equity securities include common stock, preferred stock, convertible securities and depositary receipts. Under normal market conditions, the Fund generally invests at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., companies that have their securities traded on non-U.S. exchanges or that have securities that trade in the form of depositary receipts, or companies that have formed under the laws of non-U.S. countries. The Fund may invest in issuers with market capitalizations of any size, though it generally expects to focus on issues with market capitalization in excess of $1 billion. The Fund’s inception date was April 28, 2017.

International Equity Fund – The investment objective of the International Equity Fund is to achieve capital appreciation. The Fund seeks to achieve its investment objective by investing in a portfolio of international equities. Under normal market conditions, the International Equity Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of companies located in at least three countries other than the U.S, including emerging market countries. For these purposes, a company is considered located in a country outside the United States if: (i) the company’s securities are principally traded on such country’s exchange or (ii) the company’s securities are included in the MSCI World Ex-US Index. In addition, the Fund considers countries represented in the MSCI Emerging Markets Index to be emerging market countries. The Fund may invest in issuers with market capitalizations of any size, though it generally expects to focus on issues with market capitalization in excess of $1 billion. The Fund’s inception date was September 29, 2017.

Fiera Capital Inc. (the “Adviser”) serves as the investment adviser of the Funds. The Board of Trustees of the Trust (the “Board”) has the overall responsibility for monitoring the operations of the Trust and the Funds, including the Adviser.

The information disclosed in this Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies on Form N-Q for the reporting period ended June 30, 2018 is that of the Emerging Markets Fund only.

The following is a summary of significant accounting policies followed by the Fund in preparation of their schedule of investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is an investment company and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

Investment Valuation – The Fund’s securities are valued at current market prices. Domestic exchange traded equity securities (other than those that trade on NASDAQ) are valued at their last reported composite sale prices as reported on such exchanges or, in the absence of any reported sale on a particular day, at their composite bid prices (for securities held long) or their composite ask prices (for securities held short), as reported by such exchanges. Securities traded on NASDAQ are valued: (i) at the NASDAQ Official Closing Price (“NOCP”) (which is the last trade price at or before 4:00:02 (EST) adjusted up to NASDAQ’s best offer price if the last trade is below such bid and down to NASDAQ’s best offer price if the last trade is above such offer price); (ii) if no NOCP is available, at the last sale price on NASDAQ prior to the calculation of the Fund’s net asset value; (iii) if no sale is shown on NASDAQ, at the bid price; or (iv) if no sale is shown and no bid price is available for a period of seven business days, the price will be deemed “stale” and the value will be determined at fair value as determined in good faith by the Adviser, pursuant to policies adopted by the Board and under the supervision of the Board. Securities traded on a foreign securities exchange are valued at their last sale prices on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities held short) as reported by that exchange. The Fund does not separately isolate the foreign currency translation for investments, and as such, any impact of foreign exchange is recorded through net realized and unrealized gain (loss) on investments and foreign currency.

Other securities for which market quotations are readily available are valued at their bid prices (or ask prices in the case of securities held short) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, the security must be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Board (“Fair Value Pricing”). The Board has delegated to its Valuation Committee all Fair Value Pricing determinations, subject to Board approval or ratification of appropriate fair value pricing methodologies, and has delegated to the Fund’s Adviser the responsibility for reviewing market prices and recommending to the Valuation Committee proposed Fair Value Pricing determinations.

Any debt securities (other than convertible securities) are valued in accordance with the procedures described above, which with respect to these securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuations for normal institutional size trading units. The Adviser monitors the reasonableness of valuations provided by the pricing service. Such debt securities with remaining maturities of 60 days or less may, absent unusual circumstances, be valued at amortized cost.

If, in the view of the Adviser, the bid price of a debt security (or ask price in the case of any such security held short) does not fairly reflect the market value of the security, the Adviser may value the security at fair value.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. New York time. Trading in foreign securities generally is completed, and the values of foreign securities are determined prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of foreign securities and exchange rates may be materially affected by events occurring before the Fund calculates its net asset value but after the close of the primary markets or exchanges on which foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest-rate change), issuer-specific (e.g., earnings report, merger announcement), or U.S. market-specific (e.g., a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). When such an event materially affects the values of securities held by the Fund or its liabilities (including foreign securities for which there is a readily available market price), such securities and liabilities may be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Fund has retained an independent fair value pricing service to assist in fair valuing foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate fair value.

U.S. GAAP defines fair value, establishes a three-tier framework for measuring fair value based on a hierarchy of inputs, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc. and quoted prices for identical or similar assets in markets that are not active).
•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s assets and liabilities as of June 30, 2018:

	Emerging Markets Fund*
Assets	Level 1	Level 2	Level 3**	Total
Common Stocks***	$1,440,726,806	$—	$4,840,901	$1,445,567,707
Participation Notes	—	81,166,967	—	81,166,967
Warrants	709,528	—	—	709,528
Short- Term Investments	164,207,611	—	—	164,207,611
Total	$1,605,643,945	$81,166,967	$4,840,901	$1,691,651,813

*	It is the Fund's policy to recognize transfers between category levels at the end of the period. For the fiscal year-to-date period ended June 30, 2018 the Fund had transfers in Warrants of $709,528 from Level 2 to Level 1, due to a change in the pricing source.

**	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs is presented when the Fund has a significant amount of Level 3 investments. As of June 30, 2018 Level 3 investments held represented 0.28% of net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

***	All sub-categories within Common Stocks represent an entire Level 1 evaluation status.

Federal Income Tax Information

At June 30, 2018, gross unrealized appreciation and (depreciation) of investments, based on cost for federal income tax purposes were as follows:

Emerging Markets Fund
Cost of investments	$1,468,806,892
Gross unrealized appreciation	$356,901,085
Gross unrealized depreciation	(134,056,164)
Net unrealized appreciation on investments	$222,844,921

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fiera Capital Series Trust

By:	/s/ Benjamin Thompson
Benjamin Thompson
Principal Executive Officer

Date:	August 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Benjamin Thompson
Benjamin Thompson
Principal Executive Officer

Date:	August 29, 2018

By:	/s/ Pierre Blanchette
Pierre Blanchette
Principal Financial Officer

Date:	August 29, 2018

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)